ORDINARY SHARES	6 Months Ended
Jun. 30, 2025
ORDINARY SHARES
ORDINARY SHARES

NOTE 15 — ORDINARY SHARES

The Company was incorporated as a private company under the laws of Cayman Island on June 16, 2023, as a direct wholly owned subsidiary of Betters Medical Investment Holdings Limited. As of December 31, 2024, there were 500,000,000 ordinary shares authorized, 35,728,625 shares of ordinary shares issued and 25,555,096 shares outstanding. Shares authorized, issued and outstanding for all periods reflect the retrospective adjustment for Reverse Recapitalization (Note 3).

In the first half of 2025, (1) 583,529 ordinary shares issued to Grand Fortune Capital (H.K.) Company Limited (“Grand Fortune”); (2) 50,000 ordinary Shares issued to J.V.B. Financial Group, LLC; (3) 4,617,228 ordinary shares issued under Baird Medical 2024 Equity Incentive Plan (see Note 16 for more information). As of June 30, 2025, there were 500,000,000 ordinary shares authorized, 40,979,382 shares of ordinary shares issued and 26,552,370 shares outstanding.